                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975

                          MFS MULTIMARKET INCOME TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2005 - 06/30/2006
MFS Multimarket Income Trust









========================= MFS MULTIMARKET INCOME TRUST =========================


GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AL4
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       For        Management
      THE ISSUANCE OF THE GUARANTEES


--------------------------------------------------------------------------------

REYNOLDS AMERICAN INC

Ticker:       RAI            Security ID:  761713106
Meeting Date: MAY 3, 2006    Meeting Type: Annual
Record Date:  MAR 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Antonio Monteiro de Castro For       For        Management
1.2   Elect Director H.G.L. Powell              For       For        Management
1.3   Elect Director Joseph P. Viviano          For       For        Management
1.4   Elect Director Thomas C. Wajnert          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Conduct Study on Youth Smoking            Against   Against    Shareholder
4     Support Legislation to Reduce Smoking     Against   Against    Shareholder

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST


By (Signature and Title)  MARIA F. DWYER*
                          -------------------------------------------
                          Maria F. Dwyer, Principal Executive Officer

Date: August 25, 2006


*By (Signature and Title) SUSAN S. NEWTON
                          -------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated July 13, 2006. (1)

(1) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 61 filed with the SEC via EDGAR on July 27, 2006.